Borrowings - Bank Loans (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jul. 19, 2016
Borrowings
Drawn amount	$ 401,911	$ 677,680
Amount repaid	150,508	$ 445,604
Legacy Facility Refinancing
Borrowings
Maximum borrowing capacity			$ 1,050,000
Revolving credit facilities (Legacy Facility Refinancing)
Borrowings
Drawn amount	100,000
Newbuilding Facility | GAS-twenty eight Ltd
Borrowings
Drawn amount	152,525
Newbuilding Facility | GAS-thirty one Ltd
Borrowings
Drawn amount	149,386
Loan facilities in existence as of December 31, 2019
Borrowings
Amount repaid	$ 107,448